Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 59.2%
Aerospace & Defense - 0.7%
Northrop Grumman Corp.	4,222	$ 2,021,916
Raytheon Technologies Corp.	48,827	4,551,164
Textron, Inc.	30,359	1,992,765

		8,565,845

Air Freight & Logistics - 0.8%
FedEx Corp.	10,286	2,397,564
United Parcel Service, Inc., Class B	37,500	7,308,375

		9,705,939

Airlines - 0.0% (A)
Southwest Airlines Co. (B)	15,252	581,406

Auto Components - 0.1%
Aptiv PLC (B)	5,606	588,013
Magna International, Inc.	18,168	1,160,209

		1,748,222

Automobiles - 1.3%
General Motors Co. (B)	22,684	822,522
Rivian Automotive, Inc., Class A (B) (C)	6,031	206,863
Tesla, Inc. (B)	16,193	14,435,250

		15,464,635

Banks - 2.2%
Bank of America Corp.	193,536	6,543,452
Citigroup, Inc.	19,577	1,016,046
Fifth Third Bancorp	78,210	2,668,525
SVB Financial Group (B)	2,023	816,382
Truist Financial Corp.	48,163	2,430,787
US Bancorp	96,536	4,556,499
Wells Fargo & Co.	183,736	8,060,499

		26,092,190

Beverages - 1.2%
Coca-Cola Co.	135,995	8,726,799
Constellation Brands, Inc., Class A	11,439	2,817,540
PepsiCo, Inc.	16,860	2,949,826

		14,494,165

Biotechnology - 1.5%
AbbVie, Inc.	62,632	8,988,318
Biogen, Inc. (B)	6,428	1,382,406
BioMarin Pharmaceutical, Inc. (B)	4,800	413,040
Neurocrine Biosciences, Inc. (B)	4,781	450,035
Regeneron Pharmaceuticals, Inc. (B)	6,113	3,555,871
Vertex Pharmaceuticals, Inc. (B)	12,248	3,434,462

		18,224,132

Building Products - 0.5%
Masco Corp.	32,665	1,808,988
Trane Technologies PLC	28,455	4,182,600

		5,991,588

Capital Markets - 0.7%
Morgan Stanley	37,694	3,177,604
Raymond James Financial, Inc.	6,534	643,403

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	35,992	$ 2,556,872
T. Rowe Price Group, Inc.	21,156	2,612,131

		8,990,010

Chemicals - 1.1%
Air Products & Chemicals, Inc.	4,667	1,158,489
Celanese Corp.	4,596	540,076
DuPont de Nemours, Inc.	19,777	1,210,946
Eastman Chemical Co.	22,938	2,200,442
Linde PLC	17,320	5,230,640
PPG Industries, Inc.	19,931	2,576,879

		12,917,472

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,112	898,635

Communications Equipment - 0.1%
Motorola Solutions, Inc.	5,130	1,223,967

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	5,699	2,006,504

Consumer Finance - 0.9%
American Express Co.	34,598	5,328,784
Capital One Financial Corp.	11,861	1,302,694
S&P Global, Inc.	12,508	4,714,640

		11,346,118

Containers & Packaging - 0.1%
Avery Dennison Corp.	6,790	1,293,223

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (B)	34,497	10,369,798
Intercontinental Exchange, Inc.	21,245	2,166,778

		12,536,576

Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	28,616	1,321,773

Electric Utilities - 1.1%
Evergy, Inc.	13,366	912,363
Exelon Corp.	109,912	5,109,809
FirstEnergy Corp.	48,761	2,004,077
NextEra Energy, Inc.	65,313	5,518,296

		13,544,545

Electrical Equipment - 0.4%
Eaton Corp. PLC	32,159	4,772,074

Energy Equipment & Services - 0.1%
Baker Hughes Co.	23,731	609,649

Entertainment - 0.3%
Netflix, Inc. (B)	12,507	2,812,824
Walt Disney Co. (B)	12,120	1,285,932

		4,098,756

Equity Real Estate Investment Trusts - 1.6%
Camden Property Trust	18,100	2,553,910
Duke Realty Corp.	8,561	535,576
Equinix, Inc.	3,086	2,171,742
Equity LifeStyle Properties, Inc.	19,090	1,403,497
Host Hotels & Resorts, Inc.	57,759	1,028,688
Kimco Realty Corp.	53,117	1,174,417
Prologis, Inc.	37,171	4,927,388
SBA Communications Corp.	4,594	1,542,619
Sun Communities, Inc.	11,067	1,814,545

Transamerica Funds	Page 1

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	8,769	$ 424,419
Ventas, Inc.	40,905	2,199,871

		19,776,672

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	12,423	6,724,570
Walmart, Inc.	20,631	2,724,324

		9,448,894

Food Products - 0.4%
Hershey Co.	5,465	1,245,801
Mondelez International, Inc., Class A	62,516	4,003,525

		5,249,326

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	29,205	3,178,672
ABIOMED, Inc. (B)	896	262,537
Baxter International, Inc.	45,091	2,645,038
Boston Scientific Corp. (B)	70,687	2,901,702
Dexcom, Inc. (B)	7,640	627,091
Intuitive Surgical, Inc. (B)	14,937	3,438,049
Medtronic PLC	23,915	2,212,616
Zimmer Biomet Holdings, Inc.	17,730	1,957,215

		17,222,920

Health Care Providers & Services - 2.1%
Centene Corp. (B)	49,742	4,624,514
Elevance Health, Inc.	8,596	4,101,151
Humana, Inc.	2,575	1,241,150
McKesson Corp.	5,474	1,869,809
UnitedHealth Group, Inc.	24,124	13,083,410

		24,920,034

Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (B)	1,651	3,195,824
Chipotle Mexican Grill, Inc. (B)	2,151	3,364,638
Expedia Group, Inc. (B)	11,951	1,267,404
Marriott International, Inc., Class A	12,421	1,972,703
McDonald’s Corp.	20,854	5,492,318
Royal Caribbean Cruises Ltd. (B)	4,403	170,440
Yum! Brands, Inc.	6,191	758,645

		16,221,972

Household Durables - 0.3%
Lennar Corp., Class A	33,101	2,813,585
PulteGroup, Inc.	5,034	219,583
Toll Brothers, Inc.	15,897	781,815

		3,814,983

Household Products - 0.8%
Kimberly-Clark Corp.	18,227	2,402,136
Procter & Gamble Co.	49,411	6,863,682

		9,265,818

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	20,211	3,889,809

Insurance - 1.2%
Aon PLC, Class A	7,056	2,053,578
Arthur J Gallagher & Co.	5,701	1,020,422
Hartford Financial Services Group, Inc.	49,281	3,177,146
Progressive Corp.	46,498	5,350,060

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	6,426	$ 642,536
Travelers Cos., Inc.	15,726	2,495,716

		14,739,458

Interactive Media & Services - 3.4%
Alphabet, Inc., Class A (B)	158,560	18,443,699
Alphabet, Inc., Class C (B)	116,820	13,625,885
Meta Platforms, Inc., Class A (B)	49,861	7,932,885
ZoomInfo Technologies, Inc. (B)	19,746	748,176

		40,750,645

Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (B)	197,420	26,641,829

IT Services - 2.7%
Accenture PLC, Class A	22,175	6,791,316
Affirm Holdings, Inc. (B) (C)	16,772	450,160
Automatic Data Processing, Inc.	7,849	1,892,551
FleetCor Technologies, Inc. (B)	10,061	2,214,325
Mastercard, Inc., Class A	29,486	10,431,852
Visa, Inc., Class A	52,396	11,113,716

		32,893,920

Life Sciences Tools & Services - 1.2%
Danaher Corp.	19,493	5,681,625
Thermo Fisher Scientific, Inc.	14,856	8,889,979

		14,571,604

Machinery - 1.3%
Deere & Co.	17,982	6,171,063
Dover Corp.	11,156	1,491,334
Ingersoll Rand, Inc.	22,657	1,128,319
Otis Worldwide Corp.	40,690	3,180,737
Parker-Hannifin Corp.	11,806	3,412,996

		15,384,449

Media - 0.8%
Charter Communications, Inc., Class A (B)	8,970	3,875,937
Comcast Corp., Class A	133,876	5,023,027
Fox Corp., Class A	4,714	156,081
Interpublic Group of Cos., Inc.	8,186	244,516

		9,299,561

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	24,950	787,173
Nucor Corp.	6,018	817,244

		1,604,417

Multi-Utilities - 0.7%
Ameren Corp.	24,862	2,315,150
CenterPoint Energy, Inc.	69,415	2,199,761
Sempra Energy	20,998	3,481,468

		7,996,379

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	18,533	3,035,335
ConocoPhillips	73,802	7,190,529
Coterra Energy, Inc.	40,908	1,251,376
Diamondback Energy, Inc.	31,382	4,017,524
EOG Resources, Inc.	35,148	3,909,160
Exxon Mobil Corp.	77,170	7,480,088
Phillips 66	15,203	1,353,067
Pioneer Natural Resources Co.	11,810	2,798,379

		31,035,458

Transamerica Funds	Page 2

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	94,064	$ 6,940,042
Eli Lilly & Co.	22,305	7,353,735
Johnson & Johnson	42,569	7,429,142
Merck & Co., Inc.	46,205	4,127,955
Pfizer, Inc.	44,191	2,232,087

		28,082,961

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	7,477	717,643
Leidos Holdings, Inc.	22,071	2,361,597

		3,079,240

Road & Rail - 0.6%
Norfolk Southern Corp.	16,414	4,122,704
Uber Technologies, Inc. (B)	21,186	496,812
Union Pacific Corp.	10,965	2,492,345

		7,111,861

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (B)	57,137	5,397,732
Analog Devices, Inc.	37,209	6,398,460
Applied Materials, Inc.	6,390	677,212
Lam Research Corp.	10,108	5,059,155
Microchip Technology, Inc.	39,788	2,739,802
Micron Technology, Inc.	16,972	1,049,888
NVIDIA Corp.	45,854	8,328,462
NXP Semiconductors NV	28,258	5,196,081
QUALCOMM, Inc.	14,340	2,080,160
Texas Instruments, Inc.	42,737	7,645,222

		44,572,174

Software - 5.3%
Adobe, Inc. (B)	9,424	3,864,971
Fortinet, Inc. (B)	14,325	854,486
Intuit, Inc.	11,821	5,392,386
Microsoft Corp.	178,050	49,985,757
Oracle Corp.	18,248	1,420,424
Salesforce, Inc. (B)	11,282	2,076,114
Workday, Inc., Class A (B)	7,251	1,124,630

		64,718,768

Specialty Retail - 1.7%
AutoNation, Inc. (B)	7,407	879,507
AutoZone, Inc. (B)	745	1,592,356
Best Buy Co., Inc.	30,013	2,310,701
Burlington Stores, Inc. (B) (C)	3,578	504,963
Home Depot, Inc.	7,518	2,262,467
Lowe’s Cos., Inc.	35,427	6,785,333
O’Reilly Automotive, Inc. (B)	5,699	4,009,759
TJX Cos., Inc.	37,481	2,292,338

		20,637,424

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	318,024	51,682,080
Seagate Technology Holdings PLC	40,593	3,246,628

		54,928,708

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	33,527	3,852,923

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.5%
Altria Group, Inc.	56,547	$ 2,480,151
Philip Morris International, Inc.	31,673	3,077,032

		5,557,183

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (B)	25,153	3,598,388

Total Common Stocks (Cost $416,098,500)		717,295,202

PREFERRED STOCKS - 0.0% (A)
Banks - 0.0% (A)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 9.18% (D)	11,963	326,949

Electric Utilities - 0.0% (A)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	960	21,168

Total Preferred Stocks (Cost $351,477)		348,117

	Principal	Value
ASSET-BACKED SECURITIES - 2.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 183,589	187,285
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (E)	340,869	319,551
Bavarian Sky UK 5 PLC
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%,
3.91% (D), 10/20/2034 (E)	2,200,000	2,123,451
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	155,463	151,800
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	130,625	128,927
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%,
3.74% (D), 10/18/2030 (E)	2,490,000	2,456,084
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (E)	104,561	102,614
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (E)	837,180	723,911
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (E)	966,776	833,879
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (E)	1,275,358	1,144,203
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	309,348	305,833
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	698,212	660,349

Transamerica Funds	Page 3

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	$ 59,856	$ 59,797
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%,
3.51% (D), 04/15/2029 (E)	440,638	437,097
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (E)	653,993	611,278
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	38,610	38,446
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	113,772	110,195
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (E)	1,875,000	1,834,208
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	1,950,000	1,864,168
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	1,900,000	1,811,878
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (E)	40,000	39,721
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%,
3.90% (D), 01/20/2031 (E)	800,000	787,299
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (E)	2,911,326	2,907,520
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	248,736	242,079
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	39,074	38,241
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	31,970	31,255
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	272,561	264,739
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%,
3.81% (D), 07/20/2030 (E)	2,000,000	1,972,132
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (E)	264,848	251,485
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	857,310	810,112
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (E)	320,667	317,341
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	8,876	8,851
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	159,140	157,968
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	166,991	165,693
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	98,481	97,299

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-4, Class A1,
2.75% (D), 06/25/2057 (E)	$ 508,089	$ 495,219
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	267,999	263,405
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	371,324	364,125
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	736,879	722,635
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,399,720	1,339,067
Series 2019-1, Class A1,
3.67% (D), 03/25/2058 (E)	798,538	783,307
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	1,175,006	1,084,392
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	1,300,000	1,175,349
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	200,399	197,220
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%,
3.85% (D), 10/20/2028 (E)	552,747	547,339

Total Asset-Backed Securities (Cost $32,459,848)		30,968,747

CORPORATE DEBT SECURITIES - 13.1%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	1,494,000	1,136,539
5.15%, 05/01/2030	1,117,000	1,129,035
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,103,000	965,730

		3,231,304

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031	1,760,000	1,381,216

Airlines - 0.2%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	570,274	518,448
JetBlue Pass-Through Trust
Series 2019, Class AA,
2.75%, 11/15/2033	981,962	864,997
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (E)	898,289	907,263
United Airlines Pass-Through Trust
3.75%, 03/03/2028	611,218	571,678

		2,862,386

Auto Components - 0.1%
Aptiv PLC / Aptiv Corp.
3.25%, 03/01/2032	554,000	489,921
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	572,000	562,124

		1,052,045

Automobiles - 0.0% (A)
General Motors Co.
6.25%, 10/02/2043	262,000	259,590

Transamerica Funds	Page 4

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 1.4%
ABN AMRO Bank NV
Fixed until 12/13/2031, 3.32% (D), 03/13/2037 (E)	$ 1,200,000	$ 969,745
Banco Santander SA
2.75%, 12/03/2030	600,000	483,481
Bank of America Corp.
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	706,000	537,999
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,097,000	1,049,628
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	2,086,000	2,103,688
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	2,370,000	2,265,188
Commerzbank AG
8.13%, 09/19/2023 (E)	1,955,000	2,004,125
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (E)	277,000	212,056
5.02%, 06/26/2024 (E)	420,000	406,613
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	686,000	614,132
Fixed until 01/25/2032, 2.96% (D), 01/25/2033	1,158,000	1,031,917
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	507,000	498,057
4.13%, 12/15/2026	1,209,000	1,224,675
UniCredit SpA
Fixed until 06/03/2031, 3.13% (D), 06/03/2032 (E)	1,506,000	1,202,809
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (D)	335,000	310,294
4.10%, 06/03/2026	1,342,000	1,346,234
Fixed until 06/15/2024 (F), 5.90% (D)	513,000	486,973

		16,747,614

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	888,000	840,265
4.75%, 01/23/2029	421,000	443,333
Constellation Brands, Inc.
3.15%, 08/01/2029	575,000	536,782
3.70%, 12/06/2026	152,000	150,229

		1,970,609

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	403,000	399,249
4.05%, 11/21/2039	733,000	694,173
Amgen, Inc.
2.00%, 01/15/2032	870,000	745,077
CSL Finance PLC
4.63%, 04/27/2042 (E)	513,000	516,792
Gilead Sciences, Inc.
4.15%, 03/01/2047	177,000	164,704

		2,519,995

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	784,000	633,607
3.75%, 12/01/2027	610,000	591,787

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Carrier Global Corp.
2.72%, 02/15/2030	$ 879,000	$ 790,801
Owens Corning
7.00%, 12/01/2036	1,196,000	1,367,376

		3,383,571

Capital Markets - 0.7%
Charles Schwab Corp.
Fixed until 06/01/2026 (F), 4.00% (D)	1,411,000	1,283,121
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (E)	772,000	723,953
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (D), 11/26/2025	427,000	412,277
Fixed until 04/08/2030, 5.88% (D), 07/08/2031	723,000	659,969
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (D), 02/24/2033	1,936,000	1,732,950
6.75%, 10/01/2037	865,000	1,013,257
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	427,000	343,404
Morgan Stanley
Fixed until 12/10/2025, 0.99% (D), 12/10/2026	918,000	824,461
Fixed until 09/16/2031, 2.48% (D), 09/16/2036	1,036,000	839,534
5.00%, 11/24/2025	486,000	500,684

		8,333,610

Chemicals - 0.0% (A)
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	664,000	569,272

Commercial Services & Supplies - 0.3%
ADT Security Corp.
4.13%, 08/01/2029 (E)	793,000	713,700
Ashtead Capital, Inc.
4.25%, 11/01/2029 (E)	414,000	380,257
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	186,000	183,541
3.30%, 12/01/2026 (E)	780,000	755,489
3.85%, 11/15/2024 (E)	521,000	517,163
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	1,654,000	1,345,058

		3,895,208

Construction & Engineering - 0.0% (A)
Quanta Services, Inc.
2.90%, 10/01/2030	499,000	431,193

Consumer Finance - 0.5%
Ally Financial, Inc.
8.00%, 11/01/2031	1,196,000	1,356,018
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,029,000	998,060
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,418,669
General Motors Financial Co., Inc.
5.00%, 04/09/2027	755,000	756,357

Transamerica Funds	Page 5

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (E)	$ 1,024,000	$ 840,906
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (E)	644,000	561,759

		5,931,769

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	665,000	611,677

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	1,096,000	833,541
4.45%, 04/03/2026	1,120,000	1,087,128
4.50%, 09/15/2023	849,000	848,000
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	677,000	592,072
5.50%, 12/15/2024 (E)	1,296,000	1,285,927

		4,646,668

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	741,000	665,907
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	151,538
Verizon Communications, Inc.
1.68%, 10/30/2030	1,668,000	1,396,985
2.99%, 10/30/2056	1,656,000	1,214,793

		3,429,223

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	961,000	949,920
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	128,230
DTE Electric Co.
4.30%, 07/01/2044	1,430,000	1,395,700
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,717,000	1,541,703
Duke Energy Progress LLC
3.60%, 09/15/2047	1,237,000	1,086,001
Entergy Arkansas LLC
3.70%, 06/01/2024	192,000	192,818
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	70,000	77,057
Pacific Gas & Electric Co.
2.50%, 02/01/2031	611,000	488,647
PacifiCorp
3.60%, 04/01/2024	833,000	837,336
5.75%, 04/01/2037	117,000	128,817
Public Service Electric & Gas Co.
3.00%, 05/15/2025	424,000	419,584

		7,245,813

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	621,000	527,532
Keysight Technologies, Inc.
4.60%, 04/06/2027	724,000	739,572
Sensata Technologies BV
4.00%, 04/15/2029 (E)	200,000	182,000
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	403,000	373,952

		1,823,056

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	$ 1,207,000	$ 1,179,188
Schlumberger Investment SA
3.65%, 12/01/2023	98,000	98,789

		1,277,977

Equity Real Estate Investment Trusts - 1.1%
American Tower Trust #1
3.65%, 03/23/2028 (E)	508,000	502,621
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,329,000	1,090,456
Corporate Office Properties LP
2.00%, 01/15/2029	257,000	210,418
2.25%, 03/15/2026	314,000	286,435
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	513,000	481,823
Office Properties Income Trust
3.45%, 10/15/2031	778,000	554,885
Physicians Realty LP
2.63%, 11/01/2031	951,000	793,185
SBA Tower Trust
1.63%, 05/15/2051 (E)	2,058,000	1,866,498
1.88%, 07/15/2050 (E)	746,000	677,498
2.84%, 01/15/2050 (E)	2,715,000	2,626,046
3.45%, 03/15/2048 (E)	345,000	342,239
Simon Property Group LP
2.20%, 02/01/2031	717,000	603,163
Ventas Realty LP
3.25%, 10/15/2026	930,000	889,394
VICI Properties LP
4.95%, 02/15/2030	1,256,000	1,230,084
Weyerhaeuser Co.
4.00%, 04/15/2030	1,001,000	973,727

		13,128,472

Food & Staples Retailing - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	1,194,000	974,604
Sysco Corp.
3.30%, 07/15/2026	945,000	933,156

		1,907,760

Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	957,000	826,329
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (E)	785,000	675,753
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (E)	1,051,000	887,438

		2,389,520

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	600,000	569,444
Koninklijke Philips NV
5.00%, 03/15/2042	355,000	349,753

		919,197

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	875,000	780,972
3.38%, 02/15/2030	510,000	463,484

Transamerica Funds	Page 6

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cigna Corp.
2.40%, 03/15/2030	$ 862,000	$ 773,213
CVS Health Corp.
2.70%, 08/21/2040	858,000	658,243
3.75%, 04/01/2030	363,000	354,037
Elevance Health, Inc.
2.25%, 05/15/2030	721,000	641,208
HCA, Inc.
4.13%, 06/15/2029	520,000	501,067
5.25%, 04/15/2025	230,000	234,277
5.50%, 06/15/2047	527,000	513,289
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	532,000	491,320
Molina Healthcare, Inc.
4.38%, 06/15/2028 (E)	979,000	942,287
UnitedHealth Group, Inc.
4.20%, 05/15/2032	1,285,000	1,344,637

		7,698,034

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	211,000	174,398
3.80%, 02/15/2028	685,000	638,927
Hyatt Hotels Corp.
1.80%, 10/01/2024	417,000	394,666
Magallanes, Inc.
5.05%, 03/15/2042 (E)	1,176,000	1,053,195

		2,261,186

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	993,000	993,404

Industrial Conglomerates - 0.0% (A)
General Electric Co.
4.13%, 10/09/2042	494,000	432,078

Insurance - 0.4%
Global Atlantic Finance Co.
3.13%, 06/15/2031 (E)	1,549,000	1,256,542
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (E)	600,000	624,774
Ohio National Financial Services, Inc.
6.05%, 01/24/2030 (E)	1,642,000	1,609,314
6.63%, 05/01/2031 (E)	456,000	469,839
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,106,000	967,455

		4,927,924

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	1,990,000	2,008,343
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	742,000	736,331

		2,744,674

IT Services - 0.1%
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (E)	763,000	631,025

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	$ 562,000	$ 469,906
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (E)	827,000	766,894
Comcast Corp.
2.94%, 11/01/2056	372,000	275,135
NBCUniversal Media LLC
4.45%, 01/15/2043	456,000	442,200
Paramount Global
4.20%, 05/19/2032	588,000	537,315

		2,491,450

Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	1,063,000	1,025,197
4.75%, 04/10/2027 (E)	230,000	230,182
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,088,000	1,084,013
4.55%, 11/14/2024	481,000	483,525
Glencore Funding LLC
2.63%, 09/23/2031 (E)	837,000	688,255

		3,511,172

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	587,000	589,779
CMS Energy Corp.
3.88%, 03/01/2024	65,000	64,925
4.88%, 03/01/2044	141,000	138,955
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	158,000	157,744

		951,403

Oil, Gas & Consumable Fuels - 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/2031	390,000	344,411
Chevron USA, Inc.
3.25%, 10/15/2029	654,000	639,648
Energy Transfer LP
4.90%, 02/01/2024	356,000	358,794
5.15%, 02/01/2043	559,000	497,674
5.95%, 10/01/2043	499,000	489,048
7.60%, 02/01/2024	397,000	411,742
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,656,000	1,502,473
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	772,000	774,017
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,184,000	1,216,560
Petroleos Mexicanos
6.50%, 01/23/2029 (C)	385,000	330,180
6.84%, 01/23/2030	892,000	745,266
6.88%, 08/04/2026	340,000	324,836
7.69%, 01/23/2050	95,000	69,231
Pioneer Natural Resources Co.
2.15%, 01/15/2031	871,000	746,720
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	637,000	576,247
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	573,000	559,781
Shell International Finance BV
2.50%, 09/12/2026	1,057,000	1,025,568
3.75%, 09/12/2046	351,000	315,926

Transamerica Funds	Page 7

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
5.40%, 03/04/2044	$ 97,000	$ 96,520

		11,024,642

Personal Products - 0.1%
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027 (E)	1,230,000	1,208,333

Pharmaceuticals - 0.3%
Astrazeneca Finance LLC
1.20%, 05/28/2026	388,000	358,219
AstraZeneca PLC
4.38%, 08/17/2048	626,000	647,405
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	716,000	713,163
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	612,000	526,038
Royalty Pharma PLC
2.20%, 09/02/2030	925,000	782,151
Viatris, Inc.
2.30%, 06/22/2027	677,000	590,691

		3,617,667

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	879,000	852,884

Road & Rail - 0.3%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (E)	969,000	896,157
5.50%, 01/15/2026 (E)	1,240,000	1,203,754
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	1,473,000	1,519,385

		3,619,296

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,788,000	1,819,022
Broadcom, Inc.
1.95%, 02/15/2028 (E)	464,000	408,014
KLA Corp.
3.30%, 03/01/2050	730,000	615,955
Microchip Technology, Inc.
0.98%, 09/01/2024	684,000	641,401
Micron Technology, Inc.
2.70%, 04/15/2032	1,247,000	1,033,122
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051	401,000	289,613
3.40%, 05/01/2030	656,000	599,425
QUALCOMM, Inc.
3.25%, 05/20/2027	772,000	772,511
3.25%, 05/20/2050 (C)	487,000	422,275
Skyworks Solutions, Inc.
1.80%, 06/01/2026	379,000	343,587
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	1,611,000	1,309,742

		8,254,667

Software - 0.3%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (C)	140,000	127,880
Infor, Inc.
1.75%, 07/15/2025 (E)	945,000	885,377

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	$ 1,217,000	$ 1,207,208
Workday, Inc.
3.50%, 04/01/2027	1,142,000	1,119,509

		3,339,974

Specialty Retail - 0.1%
Lowe’s Cos., Inc.
3.75%, 04/01/2032 (C)	836,000	812,748

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	637,000	503,424
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	797,000	846,648
Seagate HDD Cayman
4.13%, 01/15/2031	1,164,000	1,011,050
Western Digital Corp.
2.85%, 02/01/2029	1,244,000	1,049,625

		3,410,747

Tobacco - 0.2%
BAT Capital Corp.
2.26%, 03/25/2028	1,355,000	1,161,025
4.91%, 04/02/2030	560,000	533,518
BAT International Finance PLC
4.45%, 03/16/2028	741,000	709,550

		2,404,093

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
4.38%, 07/16/2042	300,000	283,808
Sprint Corp.
7.88%, 09/15/2023	640,000	663,030
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	768,427
3.88%, 04/15/2030	1,616,000	1,555,534

		3,270,799

Total Corporate Debt Securities (Cost $175,160,648)		158,406,945

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025	330,000	331,017

Chile - 0.0% (A)
Chile Government International Bond
3.50%, 01/25/2050 (C)	400,000	321,747

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024 (C)	235,000	230,515
4.50%, 01/28/2026	850,000	814,200

		1,044,715

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,035,000	1,058,369
5.38%, 10/17/2023 (E)	115,000	117,306

		1,175,675

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,126,000	1,104,197

Transamerica Funds	Page 8

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama - 0.0% (A)
Panama Government International Bond
3.88%, 03/17/2028	$ 315,000	$ 305,039

Peru - 0.0% (A)
Peru Government International Bond
7.35%, 07/21/2025	125,000	135,990

Poland - 0.0% (A)
Republic of Poland Government International Bond
3.00%, 03/17/2023	275,000	274,648

Qatar - 0.0% (A)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	200,496

Total Foreign Government Obligations (Cost $5,143,183)		4,893,524

MORTGAGE-BACKED SECURITIES - 2.6%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	456,220	444,595
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW,
Class XA, 0.60% (D), 11/05/2036 (E)	3,045,000	38,760
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,600,000	1,594,878
CIM Trust
Series 2021-R6, Class A1,
1.43% (D), 07/25/2061 (E)	2,005,122	1,833,830
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	68,151	67,551
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	219,773
Series 2015-GC27, Class B,
3.77%, 02/10/2048	1,250,000	1,203,433
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	224,396	220,313
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,310,000	1,307,273
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	89,995	88,690
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,147,949
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,402,301
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,050,000	2,918,512
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	830,000	780,200
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	1,602,294	1,402,862
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E)	1,321,213	1,217,393
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	1,250,000	1,201,104

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	$ 675,000	$ 668,105
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	668,724
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class B,
4.08% (D), 01/15/2046	950,000	938,603
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	80,270	79,323
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	320,000	319,265
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	96,643	92,243
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	47,954	46,623
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	109,944	105,801
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	89,463	87,014
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	197,471	190,743
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	132,593	128,515
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	138,896	132,578
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	176,492	171,085
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	405,312	400,877
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	901,774	889,405
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	567,950	560,872
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	412,738	400,834
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	208,788	203,861
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	293,474	286,994
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	1,070,303	1,042,368
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	957,880	939,103
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	1,373,000	1,348,210
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	950,000	845,500
Towd Point Mortgage Trust
Series 2021-1, Class A1,
2.25% (D), 11/25/2061 (E)	2,355,686	2,201,017
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	17,746	17,716

Total Mortgage-Backed Securities (Cost $32,967,782)		30,854,796

Transamerica Funds	Page 9

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.3%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	$ 122,043	$ 129,228
5.50%, 06/01/2041	48,753	52,421
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,222,683
2.81%, 01/25/2025	1,777,131	1,757,557
2.89%, 06/25/2027	397,203	397,719
3.01%, 07/25/2025	2,408,000	2,388,447
3.06% (D), 08/25/2024	1,785,946	1,775,093
3.49%, 01/25/2024	1,298,000	1,298,942
3.53% (D), 07/25/2023	1,000,000	999,656
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 1.84% (D), 02/01/2043	19,233	19,307
3.33% (D), 10/25/2023	81,971	81,347
3.50%, 07/01/2028 - 11/01/2028	134,505	136,424
4.00%, 04/01/2026 - 06/01/2042	36,532	37,608
4.50%, 02/01/2025 - 06/01/2026	40,897	42,097
5.00%, 04/01/2039 - 11/01/2039	594,407	622,987
5.50%, 10/01/2036 - 12/01/2041	450,003	481,744
6.00%, 08/01/2036 - 06/01/2041	612,001	665,991
6.50%, 05/01/2040	54,817	59,903
Government National Mortgage Association, Interest Only STRIPS
Series 2012-120, Class IO,
0.65% (D), 02/16/2053	246,831	4,392
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	979,817
Uniform Mortgage-Backed Security
2.00%, TBA (G)	27,825,000	25,664,160
2.50%, TBA (G)	26,839,000	25,204,087
3.00%, TBA (G)	16,984,000	16,378,945
3.50%, TBA (G)	17,244,000	17,087,409
4.00%, TBA (G)	13,738,000	13,816,350

Total U.S. Government Agency Obligations (Cost $110,331,071)		112,304,314

U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury - 8.5%
U.S. Treasury Bond
1.25%, 05/15/2050	2,474,000	1,637,382
1.88%, 02/15/2051 - 11/15/2051	9,582,000	7,466,821
2.00%, 02/15/2050	1,799,000	1,447,563
2.25%, 08/15/2046	2,031,000	1,691,839
2.25%, 02/15/2052 (C)	1,544,000	1,318,673
2.38%, 02/15/2042 - 05/15/2051	4,356,000	3,823,068
2.50%, 02/15/2045 - 05/15/2046	7,240,000	6,342,780
2.75%, 08/15/2042 - 11/15/2047	3,376,900	3,121,883
2.88%, 08/15/2045 - 05/15/2049	2,261,600	2,153,429
3.00%, 05/15/2042 - 02/15/2049	2,313,400	2,261,120
3.13%, 02/15/2042 - 05/15/2048	6,300,600	6,252,443
3.63%, 02/15/2044	1,985,000	2,102,394
5.25%, 02/15/2029	1,098,000	1,264,201
U.S. Treasury Note
0.13%, 05/31/2023	1,898,000	1,854,035
0.25%, 08/31/2025 (C)	2,962,000	2,736,842
0.63%, 05/15/2030 - 08/15/2030	8,926,000	7,646,531
0.88%, 06/30/2026	848,200	788,660
1.13%, 02/15/2031	4,704,000	4,172,227
1.38%, 11/15/2031	2,338,000	2,096,528
1.50%, 08/15/2026 - 02/15/2030	9,389,100	8,839,104
1.63%, 02/15/2026 - 05/15/2031	13,170,600	12,302,606

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.75%, 05/15/2023 (C)	$ 500,000	$ 495,273
1.88%, 02/15/2032	1,339,800	1,253,341
2.25%, 11/15/2025 (C)	856,100	840,918
2.25%, 11/15/2027	1,726,500	1,685,158
2.38%, 01/31/2023	1,293,100	1,289,564
2.50%, 08/15/2023 - 01/31/2024	3,625,000	3,605,103
2.50%, 05/31/2024 (C)	367,000	364,204
2.63%, 02/15/2029	653,500	650,462
2.75%, 05/15/2025	494,000	492,572
2.88%, 05/15/2028 - 05/15/2032	9,714,000	9,850,811
3.13%, 11/15/2028	1,189,500	1,216,868

		103,064,403

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Protected Indexed Bond
0.25%, 02/15/2050	1,808,203	1,566,568
1.75%, 01/15/2028	1,046,055	1,142,611
2.50%, 01/15/2029	3,559,675	4,107,774
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 07/15/2030	2,404,640	2,412,977
0.63%, 01/15/2024	5,026,612	5,094,811

		14,324,741

Total U.S. Government Obligations (Cost $125,776,111)		117,389,144

COMMERCIAL PAPER - 7.5%
Banks - 2.2%
Bedford Row Funding Corp.
2.87% (H), 10/28/2022	3,650,000	3,623,917
Concord Minutemen Capital Co. LLC
1.70% (H), 09/02/2022	3,010,000	3,002,982
Mackinac Funding Co. LLC
1.71% (H), 09/02/2022	4,800,000	4,788,623
Macquarie Bank Ltd.
1.77% (H), 09/01/2022	5,000,000	4,988,709
Svenska Handelsbanken AB
1.73% (H), 08/12/2022	5,000,000	4,995,497
Swedbank AB
1.40% (H), 08/01/2022	3,250,000	3,249,387
Westpac Securities Ltd.
2.32% (H), 09/27/2022	1,510,000	1,503,658

		26,152,773

Diversified Financial Services - 4.1%
Anglesea Funding LLC
2.49% (H), 10/11/2022	4,940,000	4,912,735
Atlantic Asset Securitization LLC
1.43% (H), 08/17/2022	2,500,000	2,496,918
CAFCO LLC
3.02% (H), 11/09/2022	4,500,000	4,462,572
Cancara Asset Securitisation LLC
1.42% (H), 08/16/2022	3,412,000	3,407,986
Fairway Finance Co. LLC
1.78% (H), 09/14/2022	3,035,000	3,025,154
Glencove Funding LLC
2.53% (H), 10/06/2022	3,250,000	3,233,636
Lexington Parker Capital Co. LLC
2.84% (H), 10/17/2022	5,000,000	4,969,633
Liberty Street Funding LLC
1.43% (H), 08/11/2022	2,100,000	2,098,246
2.55% (H), 10/14/2022	2,100,000	2,087,877
Mont Blanc Capital Corp.
2.55% (H), 10/13/2022	3,100,000	3,082,363

Transamerica Funds	Page 10

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Nieuw Amsterdam Receivables Corp. BV
1.32% (H), 08/03/2022	$ 5,000,000	$ 4,998,391
Ridgefield Funding Co. LLC
1.76% (H), 09/12/2022	4,500,000	4,486,191
Sheffield Receivables Co. LLC
1.68% (H), 09/07/2022	4,750,000	4,736,821
Starbird Funding Corp.
1.58% (H), 09/01/2022	2,000,000	1,995,480

		49,994,003

Electrical Equipment - 0.4%
Emerson Electric Co.
2.32% (H), 09/01/2022	4,510,000	4,500,058

Food Products - 0.4%
Britannia Funding Co. LLC
1.44% (H), 08/11/2022	5,000,000	4,995,796

Industrial Conglomerates - 0.0% (A)
Honeywell International, Inc.
2.19% (H), 10/05/2022	450,000	447,956

Software - 0.4%
Manhattan Asset Funding Co. LLC
1.07% (H), 08/02/2022	4,750,000	4,748,779

Total Commercial Paper (Cost $90,879,692)		90,839,365

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.2%
U.S. Treasury Bill
0.84% (H), 08/04/2022 (C)	3,400,000	3,399,486
1.26% (H), 09/08/2022 (C)	6,304,000	6,290,001
1.78% (H), 09/29/2022	5,156,000	5,137,621

Total Short-Term U.S. Government Obligations (Cost $14,835,714)		14,827,108

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (H)	7,621,121	7,621,121

Total Other Investment Company (Cost $7,621,121)		7,621,121

Principal	Value
REPURCHASE AGREEMENT - 1.6%

Fixed Income Clearing Corp., 0.65% (H), dated 07/29/2022, to be repurchased at $19,927,862 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $20,325,391.

$ 19,926,783	$ 19,926,783

Total Repurchase Agreement (Cost $19,926,783)	19,926,783

Total Investments (Cost $1,031,551,930)	1,305,675,166
Net Other Assets (Liabilities) - (7.8)%	(94,306,503)

Net Assets - 100.0%	$ 1,211,368,663

Transamerica Funds	Page 11

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	70	09/16/2022	$ 12,862,142	$ 14,467,250	$ 1,605,108	$ —

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$717,295,202	$—	$—	$717,295,202
Preferred Stocks	348,117	—	—	348,117
Asset-Backed Securities	—	30,968,747	—	30,968,747
Corporate Debt Securities	—	158,406,945	—	158,406,945
Foreign Government Obligations	—	4,893,524	—	4,893,524
Mortgage-Backed Securities	—	30,854,796	—	30,854,796
U.S. Government Agency Obligations	—	112,304,314	—	112,304,314
U.S. Government Obligations	—	117,389,144	—	117,389,144
Commercial Paper	—	90,839,365	—	90,839,365
Short-Term U.S. Government Obligations	—	14,827,108	—	14,827,108
Other Investment Company	7,621,121	—	—	7,621,121
Repurchase Agreement	—	19,926,783	—	19,926,783

Total Investments	$725,264,440	$580,410,726	$—	$1,305,675,166

Other Financial Instruments
Futures Contracts (J)	$1,605,108	$—	$—	$1,605,108

Total Other Financial Instruments	$1,605,108	$—	$—	$1,605,108

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,582,962, collateralized by cash collateral of $7,621,121 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $11,347,778. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $99,264,580, representing 8.2% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at July 31, 2022.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 12

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Managed Balanced (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 13

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 14